As filed with the Securities and Exchange Commission on May 26, 2015

Securities Act Registration No. 333-175770
Investment Company Act Reg. No. 811-22588

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ____    [   ]
Post-Effective Amendment No. 17   [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 18    [X]
(Check appropriate box or boxes.)
___________________________________

BPV Family of Funds
(Exact Name of Registrant as Specified in Charter)

P.O. Box 46707, Cincinnati, OH 45246-0707
(Address of Principal Executive Offices) (Zip Code)

(855)-784-2399
(Registrant’s Telephone Number, including Area Code)

Michael R. West P.O. Box 46707, Cincinnati, OH 45246-0707 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 W. Fourth Street
Winston-Salem, NC 27101
Phone: (336) 607-7512
Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)	[X]	On May 28, 2015, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X]	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 28, 2015, the effectiveness of the Registration Statement for BPV Income Opportunities Fund filed in Post-Effective Amendment No. 16 on March 13, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act (SEC Accession No. 0001398344-15-001782) (referred to herein as “PEA No. 16”).

This Post-Effective Amendment No. 17 incorporates by reference the information contained in Parts A, B and C of PEA No. 16.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Knoxville, Tennessee on this 26th day of May, 2015.

BPV Family of Funds

By:	/s/ Michael R. West
Michael R. West, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Michael R. West	May 26, 2015
Michael R. West, President**	Date

/s/ William Perkins Crawford, Jr.*	May 26, 2015
William Perkins Crawford, Jr., Trustee	Date

/s/ Ann O’Connell*	May 26, 2015
Ann O’Connell, Trustee	Date

/s/ Joseph M. O’Donnell*	May 26, 2015
Joseph M. O’Donnell, Trustee	Date

/s/ Jan R. Williams*	May 26, 2015
Jan R. Williams, Trustee	Date

/s/ Theresa Bridge*	May 26, 2015
Theresa Bridge, Principal Financial Officer**	Date

/s/ Leslie Beale	May 26, 2015
*By Leslie Beale, Attorney-in-Fact	Date

**	Mr. West is the principal executive officer of the BPV Family of Funds, and Ms. Bridge is the principal financial officer and principal accounting officer of the BPV Family of Funds.